Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 10    Subsequent Events

On April 30, 2015, our Board of Directors and shareholders owning a majority of the Company’s outstanding shares of common stock approved an increase in the authorized shares of common stock under the 2014 Stock Award Plan from 9,035,016 shares to 18,661,856 shares.

18.	Subsequent Events

The Company has evaluated all events or transactions that occurred after December 31, 2014 through the date of filing of the Form 10-K. In the judgment of management, there were no material events that impacted the consolidated financial statements or disclosures.